AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2002


                                                              File No. 033-91476
                                                              File No. 811-09032
   -----------------------------------------------------------------------------

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-1A


                              REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933          /X/
                              POST-EFFECTIVE AMENDMENT NO. 12
                                             and
                              REGISTRATION STATEMENT UNDER THE
                              INVESTMENT COMPANY ACT OF 1940    /X/
                                      AMENDMENT NO. 13


                                 STI CLASSIC VARIABLE TRUST
                     (Exact Name of Registrant as Specified in Charter)

                                c/o The CT Corporation System
                                     101 Federal Street
                                 Boston, Massachusetts 02110
                     (Address of Principal Executive Offices, Zip Code)

              Registrant's Telephone Number, including Area Code (610) 676-1000

                                       JAMES R. FOGGO
                                 C/O SEI INVESTMENTS COMPANY
                                  OAKS, PENNSYLVANIA 19456
                           (Name and Address of Agent for Service)


                                   Copies to:
         RICHARD W. GRANT, ESQ.                 W. JOHN MCGUIRE, ESQ.
         MORGAN, LEWIS & BOCKIUS LLP            MORGAN, LEWIS & BOCKIUS LLP
         1701 MARKET STREET                     1111 PENNSYLVANIA AVENUE, NW
         PHILADELPHIA, PA  19103                WASHINGTON, DC  20004


It is proposed that this filing will become effective (check appropriate box):


                   [ ] Immediately upon filing pursuant to paragraph (b)
                   [X] On May 1, 2002 pursuant to paragraph (b)
                   [ ] 60 days after filing pursuant to paragraph (a)(1)
                   [ ] On [date] pursuant to paragraph (a)(1)
                   [ ] 75 days after filing pursuant to paragraph (a)(2)
                   [ ] On [date] pursuant to paragraph (a) of
                   Rule 485.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST


                            CAPITAL APPRECIATION FUND

                             GROWTH AND INCOME FUND

                            INTERNATIONAL EQUITY FUND

                           INVESTMENT GRADE BOND FUND

                               MID-CAP EQUITY FUND

                            QUALITY GROWTH STOCK FUND

                           SMALL CAP VALUE EQUITY FUND

                             VALUE INCOME STOCK FUND




                                   MAY 1, 2002



                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                    [STI Classic Variable Trust Logo Omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, Growth and Income, International Equity, Investment Grade Bond, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2 CAPITAL APPRECIATION FUND       20 MORE INFORMATION ABOUT RISK

 4 GROWTH AND INCOME FUND          21 MORE INFORMATION ABOUT FUND INVESTMENTS

 6 INTERNATIONAL EQUITY FUND       21 INVESTMENT ADVISER

 9 INVESTMENT GRADE BOND FUND      22 PORTFOLIO MANAGERS

12 MID-CAP EQUITY FUND             23 PURCHASING AND SELLING FUND SHARES

14 QUALITY GROWTH STOCK FUND       24 DIVIDENDS AND DISTRIBUTIONS AND TAXES

16 SMALL CAP VALUE EQUITY FUND     25 FINANCIAL HIGHLIGHTS

18 VALUE INCOME STOCK FUND      BACK  HOW TO OBTAIN MORE INFORMATION ABOUT THE
                                COVER STI CLASSIC VARIABLE TRUST


-------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

[telescope graphic omitted] INVESTMENT STRATEGY

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING?

[bullseye graphic omitted] PERFORMANCE INFORMATION

[index chart graphic omitted] WHAT IS AN INDEX?

[coins graphic omitted] FUND EXPENSES

[magnifier graphic omitted] INVESTMENT ADVISER

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES


-------------------------------------------------------------------------------
MAY 1, 2002

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS



Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND

[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need to receive income on their
                                            investment
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]


1996 23.75%
1997 36.54%
1998 28.97%
1999  8.73%

2000  3.07%
2001 -5.34%

            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                 (9/30/01)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 COMPOSITE INDEX.

                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      -5.34%     13.31%    15.60%
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)             -11.88%     10.70%    13.17%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                     1.15%
Other Expenses                                               0.29%
                                                             -----
Total Annual Fund Operating Expenses                         1.44%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Capital Appreciation Fund                 1.15%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $147            $456            $787          $1,724

4 PROSPECTUS

GROWTH AND INCOME FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                 Long-term capital appreciation
  SECONDARY                               Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify securities of
                                          companies with market capitalizations
                                          of at least $1 billion with attractive
                                          valuation and/or above average
                                          earnings potential relative either
                                          to their sectors or the market as a
                                          whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who are looking for capital
                                          appreciation potential and income with
                                          less volatility than the equity
                                          markets as a whole
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

2000  9.32%
2001 -5.57%


            BEST QUARTER              WORST QUARTER
                8.77%                    -11.47%
             (12/31/01)                 (9/30/01)

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND            -5.57%           1.60%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX
(REFLECTS NO DEDUCTION FOR FEES
OR EXPENSES)                     -11.71%          -3.22%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 12/30/99. INDEX RETURNS PROVIDED FROM 12/31/99.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The S&P 500 Composite Index is a widely-recognized index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                     0.90%
Other Expenses                                               2.32%
                                                             -----
Total Annual Fund Operating Expenses                         3.22%
Fee Waivers and Expense Reimbursements                      (2.02)%
                                                             -----
Net Expenses*                                                1.20%

--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.20% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $803           $1,508         $3,382

6 PROSPECTUS

INTERNATIONAL EQUITY FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            good fundamentals or a history of
                                            consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in
                                            the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                    PROSPECTUS 7

                                                       INTERNATIONAL EQUITY FUND


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plot points are as follows:]


1997  16.84%
1998  10.80%
1999   8.81%
2000  -3.43%
2001 -17.40%


            BEST QUARTER              WORST QUARTER
               16.62%                   -17.68%
             (12/31/98)                 (9/30/98)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                                     SINCE
                               1 YEAR    5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND     -17.40%    2.36%      2.63%
--------------------------------------------------------------------------------
MSCI EAFE INDEX (REFLECTS
   NO DEDUCTION FOR FEES
   OR EXPENSES)               -21.44%    0.89%      1.38%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 11/7/96. INDEX RETURNS PROVIDED FROM 10/31/96.



--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

8 PROSPECTUS

INTERNATIONAL EQUITY FUND


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                     1.25%
Other Expenses                                               1.07%
                                                             -----
Total Annual Fund Operating Expenses                         2.32%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            International Equity Fund                 1.60%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $235            $724           $1,240         $2,656

                                                                    PROSPECTUS 9

                                                      INVESTMENT GRADE BOND FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             High total return through
                                            current income and capital
                                            appreciation, while preserving the
                                            principal amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and
                                            corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively
                                            inexpensive securities in a selected
                                            market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income
                                            from their investment, as well as
                                            an increase in the value of the
                                            investment
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

10 PROSPECTUS

INVESTMENT GRADE BOND FUND

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.



[bar chart omitted]
[plot points are as follows:]

1996  2.29%
1997  8.84%
1998  9.38%
1999 -1.67%

2000  6.32%
2001  9.20%

            BEST QUARTER              WORST QUARTER
                5.32%                    -2.02%
              (9/30/98)                 (3/31/96)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.
                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
INVESTMENT GRADE
   BOND FUND                  9.20%      6.33%     6.03%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
   GOVERNMENT/CREDIT
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)               8.51%      7.36%     7.11%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
   AGGREGATE
   BOND INDEX                 8.42%      7.43%     7.21%
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE
   INVESTMENT GRADE
   DEBT FUNDS AVERAGE         7.59%      6.44%     6.31%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one year. The securities in the Index have outstanding par values of at least $100 million for U.S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a

composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

                                                                   PROSPECTUS 11

                                                      INVESTMENT GRADE BOND FUND


[COINS GRAPHIC OMITTED] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------


Investment Advisory Fees                                     0.74%
Other Expenses                                               0.58%
                                                             -----
Total Annual Fund Operating Expenses                         1.32%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Investment Grade Bond Fund           0.75%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $134            $418            $723          $1,590

12 PROSPECTUS

MID-CAP EQUITY FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
                                            at an attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value
                                            of their investment to grow and who
                                            are willing to accept more
                                            volatility for the possibility of
                                            higher returns
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small-to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996    16.05%
1997    22.23%
1998     7.16%
1999    14.00%

2000    -2.93%
2001     2.72%

            BEST QUARTER              WORST QUARTER
               24.40%                    -19.81%
             (12/31/98)                 (9/30/01)

                                                                   PROSPECTUS 13

                                                             MID-CAP EQUITY FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P MID CAP 400 INDEX.

                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND           2.72%      8.28%     9.70%
--------------------------------------------------------------------------------
S&P MID CAP 400
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)              -0.61%     16.11%    16.17%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.



--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity and industry group representation.


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.51%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.66%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Mid-Cap Equity Fund                 1.15%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $169            $523            $902          $1,965

14 PROSPECTUS

QUALITY GROWTH STOCK FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation with
                                            nominal dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth
                                            companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that
                                            have above average growth potential
                                            and uses a low portfolio turnover
                                            strategy
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the
                                            value of their investment with less
                                            volatility than the average growth
                                            stock fund
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Quality Growth Stock Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. companies. In selecting investments for the Fund, the Adviser focuses on high quality, financially strong growth companies as demonstrated by their balance sheets, earnings, management and products. Many of these companies have a history of stable or rising dividend payout policies. The Adviser seeks to maximize long-term capital appreciation by using a low turnover rate (generally 50% or less) strategy.

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND? Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plot points are as follows:]


2000   -3.03%
2001  -18.68%

            BEST QUARTER              WORST QUARTER
                9.92%                    -15.89%
             (12/31/01)                 (3/31/01)

                                                                   PROSPECTUS 15

                                                       QUALITY GROWTH STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 COMPOSITE INDEX.


                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
QUALITY GROWTH STOCK
   FUND                          -18.68%         -11.19%
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)                  -11.88%         -10.51%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE 12/30/99. INDEX RETURNS PROVIDED FROM 12/31/99.



--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                     1.00%
Other Expenses                                               4.50%
                                                             -----
Total Annual Fund Operating Expenses                         5.50%
Fee Waivers and Expense Reimbursements                      (4.20)%
                                                             -----
Net Expenses*                                                1.30%
--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.30% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $132           $1,262          $2,380         $5,131

16 PROSPECTUS

SMALL CAP VALUE EQUITY FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued
                                            small-cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want
                                            the value of their investment to
                                            grow, but want to receive some
                                            income from their investment
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Small Cap Value Equity Fund invests at least 80% of its net assets in common stocks of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plot points are as follows:]

1998 -12.18%
1999  -4.78%

2000  16.37%
2001  21.48%

            BEST QUARTER              WORST QUARTER
               19.34%                    -20.97%
              (6/30/99)                 (9/30/98)

                                                                   PROSPECTUS 17

                                                     SMALL CAP VALUE EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE FRANK RUSSELL 2000 VALUE INDEX.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY
FUND                              21.48%           3.56%
--------------------------------------------------------------------------------
FRANK RUSSELL 2000 VALUE
INDEX (REFLECTS NO
DEDUCTION FOR FEES
OR EXPENSES)                      14.02%           7.45%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/21/97. INDEX RETURNS PROVIDED FROM 10/31/97.



--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Frank Russell 2000 Index with lower growth rates and price-to-book ratios.

[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                     1.15%
Other Expenses                                               0.76%
                                                             -----
Total Annual Fund Operating Expenses                         1.91%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Small Cap Value Equity Fund                 1.20%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $194            $600           $1,032         $2,233

18 PROSPECTUS

VALUE INCOME STOCK FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $5 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996  18.64%
1997  26.82%
1998   9.69%
1999  -3.00%

2000  10.43%
2001  -1.14%


            BEST QUARTER              WORST QUARTER
               14.48%                    -11.90%
              (6/30/99)                 (9/30/99)

                                                                   PROSPECTUS 19

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      -1.14%      8.06%    10.60%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)             -11.71%      9.49%    12.12%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                    0.80%
Other Expenses                                              0.32%
                                                            -----
Total Annual Fund Operating Expenses                        1.12%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Value Income Stock Fund                 0.95%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $114            $356            $617          $1,363

20 PROSPECTUS

MORE INFORMATION ABOUT RISK


[life preserver graphic omitted] MORE INFORMATION
ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INVESTMENT GRADE BOND FUND

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK

   The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                                                   PROSPECTUS 21

              MORE INFORMATION ABOUT FUND INVESTMENTS AND THE INVESTMENT ADVISER



MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2001, Trusco had approximately $45.5 billion in assets under management. For the fiscal period ended December 31, 2001, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 0.86%
   GROWTH AND INCOME FUND                    0.00%
   INTERNATIONAL EQUITY FUND                 0.53%
   INVESTMENT GRADE BOND FUND                0.17%
   MID-CAP EQUITY FUND                       0.64%
   QUALITY GROWTH STOCK FUND                 0.00%
   SMALL CAP VALUE EQUITY FUND               0.44%
   VALUE INCOME STOCK FUND                   0.63%

The Adviser may use its affiliates as brokers for Fund transactions.

22 PROSPECTUS

PORTFOLIO MANAGERS


PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA.
Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience.

The Growth and Income Fund is managed by Mr. Jeffrey E. Markunas, CFA. Mr. Markunas has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in January 2000. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 19 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and
Mr. Dave E. West, CFA. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco. Mr. West served as a Managing Director of STI Capital Management, N.A. ("STI"), prior to its reorganization into SunTrust Bank and subsequently into Trusco, and worked there since 1985. He has co-managed the Investment Grade Bond Fund since it began operating in October 1995. Mr. West has more than 16 years of investment experience. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco. Mr. Denney served as Managing Director of STI since 1983. He has co-managed the Investment Grade Bond Fund since it began operating in October 1995. Mr. Denney has more than 23 years of investment experience.

The International Equity Fund is managed by Mr. Chad Deakins, CFA. Mr. Deakins serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. Mr. Deakins has more than 7 years of investment experience.

The Mid-Cap Equity Fund is managed by Mr. John Hamlin. Mr. Hamlin has served as a Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. Mr. Hamlin has more than 12 years of investment experience.

The Quality Growth Stock Fund is managed by Mr. Jonathan Mote, CFA, CFP. Mr. Mote has served as a Portfolio Manager of Trusco since August 1998. He has managed the Quality Growth Stock Fund since it began operating in January 2000. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. Mr. Mote has more than 17 years of investment experience.

The Small Cap Value Equity Fund is managed by Mr. Brett Barner, CFA. Mr. Barner has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in October 1997. Mr. Barner has more than 18 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since October 1995. Mr. Riddick has more than 19 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. Mr. Lewis has more than 10 years of investment experience.

                                                                   PROSPECTUS 23

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of each Fund.

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order in proper form (from your insurance company) before 4:00 p.m., Eastern time.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

24 PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

The Investment Grade Bond Fund declares dividends daily and pays dividends monthly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 25

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods



                                                               NET REALIZED
                              NET ASSET            NET              AND        DISTRIBUTIONS
                                VALUE,         INVESTMENT       UNREALIZED        FROM NET       DISTRIBUTIONS        NET ASSET
                              BEGINNING          INCOME       GAINS (LOSSES)     INVESTMENT      FROM REALIZED       VALUE, END
                               OF PERIOD         (LOSS)       ON INVESTMENTS       INCOME        CAPITAL GAINS        OF PERIOD
                              ----------       ----------     --------------   -------------     -------------       ----------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2001................             $20.02          $(0.05)         $(1.27)           $   --            $(1.22)           $17.48
2000................              20.27            0.03            0.65             (0.03)            (0.90)            20.02
1999................              20.04            0.04            1.65             (0.04)            (1.42)            20.27
1998................              17.27            0.07            4.54             (0.08)            (1.76)            20.04
1997................              13.06            0.10            4.63             (0.10)            (0.42)            17.27
----------------------
GROWTH AND INCOME FUND
----------------------
2001................             $10.86          $ 0.04          $(0.65)           $(0.04)           $   --            $10.21
2000................              10.00            0.07            0.86             (0.07)               --             10.86
1999 (1)............              10.00              --              --                --                --             10.00
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2001................             $10.36          $   --          $(1.80)           $   --            $(0.01)           $ 8.55
2000................              13.93            0.08           (0.58)               --             (3.07)            10.36
1999................              13.05            0.03            1.11             (0.07)            (0.19)            13.93
1998................              11.87            0.10            1.17             (0.01)            (0.08)            13.05
1997................              10.16            0.03            1.68                --                --             11.87
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2001................             $ 9.69          $ 0.52           $0.36            $(0.52)           $   --            $10.05
2000................               9.73            0.62           (0.04)            (0.62)               --              9.69
1999................              10.58            0.56           (0.73)            (0.56)            (0.12)             9.73
1998................              10.19            0.54            0.39             (0.54)               --             10.58
1997..............                 9.92            0.58            0.27             (0.58)               --             10.19
-------------------
MID-CAP EQUITY FUND
-------------------
2001................             $13.30          $   --          $(0.19)           $   --            $(2.02)           $11.09
2000................              15.20           (0.04)          (0.13)               --             (1.73)            13.30
1999................              13.56           (0.03)           1.90                --             (0.23)            15.20
1998................              13.97              --            0.70                --             (1.11)            13.56
1997................              11.86           (0.01)           2.64             (0.01)            (0.51)            13.97
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
2001................             $ 9.68          $   --          $(1.81)           $   --            $   --            $ 7.87
2000................              10.00            0.02           (0.32)            (0.02)               --              9.68
1999 (1)............              10.00              --              --                --                --             10.00
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
2001................             $ 9.12          $ 0.12          $ 1.82            $(0.12)           $   --            $10.94
2000................               7.97            0.14            1.15             (0.14)               --              9.12
1999................               8.48            0.10           (0.51)            (0.10)               --              7.97
1998................               9.77            0.12           (1.30)            (0.11)               --              8.48
1997 (2)............              10.00            0.03           (0.23)            (0.03)               --              9.77
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2001................             $13.06          $ 0.16          $(0.32)           $(0.20)           $   --            $12.70
2000................              13.23            0.26            0.98             (0.26)            (1.15)            13.06
1999................              15.08            0.29           (0.63)            (0.29)            (1.22)            13.23
1998................              15.21            0.27            1.02             (0.28)            (1.14)            15.08
1997................              12.41            0.28            3.02             (0.28)            (0.22)            15.21


                                                                                                         RATIO OF NET
                                                                      RATIO OF         RATIO OF           INVESTMENT
                                                                         NET           EXPENSES TO      INCOME (LOSS) TO
                                                       RATIO OF       INVESTMENT      AVERAGE NET         AVERAGE NET
                                       NET ASSETS,    EXPENSES TO    INCOME (LOSS)  ASSETS (EXCLUDING   ASSETS (EXCLUDING  PORTFOLIO
                             TOTAL       END OF        AVERAGE        TO AVERAGE      WAIVERS AND         WAIVERS AND      TURNOVER
                            RETURN+   PERIOD (000)    NET ASSETS      NET ASSETS     REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
                            -------   ------------    -----------    -------------  -----------------   -----------------  ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2001................        (5.34)%     $ 86,499          1.15%          (0.30)%           1.44%             (0.59)%           88%
2000................         3.07        101,964          1.15            0.17             1.38              (0.06)           105
1999................         8.73        134,072          1.15            0.20             1.36              (0.01)           168
1998................        28.97        105,560          1.15            0.43             1.41               0.17            219
1997................        36.54         61,877          1.15            0.70             1.60               0.25            196
----------------------
GROWTH AND INCOME FUND
----------------------
2001................        (5.57)%       $4,278          1.20%           0.47%            3.22%             (1.55)%           27%
2000................         9.32          1,784          1.20            0.69             8.04              (6.15)            34
1999 (1)............           --             10          1.20              --             1.20                 --             --
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2001................       (17.40)%      $ 9,544          1.60%           0.25%            2.32%             (0.47)%           92%
2000................        (3.43)        11,972          1.60            0.64             2.08               0.16            126
1999................         8.81         18,268          1.60            0.42             1.99               0.03            207
1998................        10.80         18,926          1.60            0.63             2.07               0.16            129
1997................        16.84         13,847          1.60            0.41             2.93              (0.92)            99
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2001................         9.20%      $ 19,559          0.75%           5.15%            1.32%              4.58%           139%
2000................         6.32         16,890          0.75            6.54             1.26               6.03            123
1999................        (1.67)        21,733          0.75            5.56             1.19               5.12            243
1998................         9.38         19,236          0.75            5.19             1.34               4.60            183
1997..............           8.84          9,902          0.75            5.81             1.58               4.98            219
-------------------
MID-CAP EQUITY FUND
-------------------
2001................         2.72%      $ 21,938          1.15%           0.04%            1.66%             (0.47)%           93%
2000................        (2.93)        23,714          1.15           (0.18)            1.56              (0.59)           106
1999................        14.00         30,744          1.15           (0.20)            1.50              (0.55)           122
1998................         7.16         31,075          1.15           (0.29)            1.53              (0.67)            92
1997................        22.23         23,913          1.15           (0.07)            1.77              (0.69)           139
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
2001................       (18.68)%      $ 1,600          1.30%           0.04%            5.50%             (4.16)%          101%
2000................        (3.03)         1,389          1.30            0.09            11.54             (10.15)            30
1999 (1)............           --             10          1.30              --             1.30                 --             --
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
2001................        21.48%      $ 13,775          1.20%           1.05%            1.91%              0.34%            55%
2000................        16.37         10,513          1.20            1.69             1.96               0.93             72
1999................        (4.78)        11,047          1.20            1.23             1.83               0.60             63
1998................       (12.18)        13,145          1.20            1.23             1.89               0.54             49
1997 (2)............        (2.05)         7,563          1.20            1.62             2.66               0.16              4
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2001................        (1.14)%     $ 63,102          0.95%           1.20%            1.12%              1.03%            73%
2000................        10.43         67,594          0.95            2.01             1.06               1.90%            72
1999................        (3.00)       101,741          0.95            1.95             0.96               1.94             80
1998................         9.69         98,759          0.95            1.90             1.11               1.74             76
1997................        26.82         72,747          0.95            2.09             1.23               1.81            105

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1999.  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON OCTOBER 22, 1997.  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

26 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION



STI CLASSIC VARIABLE TRUST



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2002, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS

                           STI CLASSIC VARIABLE TRUST


                            CAPITAL APPRECIATION FUND

                            INTERNATIONAL EQUITY FUND

                             VALUE INCOME STOCK FUND




                                   MAY 1, 2002



                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                    [STI Classic Variable Trust Logo Omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, International Equity and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2  CAPITAL APPRECIATION FUND

 4  INTERNATIONAL EQUITY FUND

 8  VALUE INCOME STOCK FUND

10  MORE INFORMATION ABOUT RISK

10  MORE INFORMATION ABOUT FUND INVESTMENTS

11  INVESTMENT ADVISER

11  PORTFOLIO MANAGERS

12  PURCHASING AND SELLING FUND SHARES

13  DIVIDENDS AND DISTRIBUTIONS AND TAXES

14  FINANCIAL HIGHLIGHTS

BACK COVER  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST

-------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

[telescope graphic omitted] INVESTMENT STRATEGY

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING?

[bullseye graphic omitted] PERFORMANCE INFORMATION

[index chart graphic omitted] WHAT IS AN INDEX?

[coins graphic omitted] FUND EXPENSES

[magnifier graphic omitted] INVESTMENT ADVISER

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES


-------------------------------------------------------------------------------
MAY 1, 2002

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS



Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND



FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with
                                          above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want the value of their
                                          investment to grow, but do not need
                                          to receive income on their investment
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996 23.75%
1997 36.54%
1998 28.97%
1999  8.73%

2000  3.07%
2001 -5.34%

            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                 (9/30/01)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 COMPOSITE INDEX.

                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      -5.34%     13.31%    15.60%
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)             -11.88%     10.70%    13.17%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                     1.15%
Other Expenses                                               0.29%
                                                             -----
Total Annual Fund Operating Expenses                         1.44%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Capital Appreciation Fund                 1.15%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $147            $456            $787          $1,724

4 PROSPECTUS

INTERNATIONAL EQUITY FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            good fundamentals or a history of
                                            consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in
                                            the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                    PROSPECTUS 5

                                                       INTERNATIONAL EQUITY FUND


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plot points are as follows:]


1997  16.84%
1998  10.80%
1999   8.81%
2000  -3.43%
2001 -17.40%


            BEST QUARTER              WORST QUARTER
               16.62%                   -17.68%
             (12/31/98)                 (9/30/98)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                                     SINCE
                               1 YEAR    5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND     -17.40%    2.36%      2.63%
--------------------------------------------------------------------------------
MSCI EAFE INDEX (REFLECTS
   NO DEDUCTION FOR FEES
   OR EXPENSES)               -21.44%    0.89%      1.38%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 11/7/96. INDEX RETURNS PROVIDED FROM 10/31/96.



--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

6 PROSPECTUS

INTERNATIONAL EQUITY FUND


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                     1.25%
Other Expenses                                               1.07%
                                                             -----
Total Annual Fund Operating Expenses                         2.32%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            International Equity Fund                 1.60%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $235            $724           $1,240         $2,656

                      [This page left intentionally blank]

8 PROSPECTUS

VALUE INCOME STOCK FUND


[briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $5 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996  18.64%
1997  26.82%
1998   9.69%
1999  -3.00%

2000  10.43%
2001  -1.14%

            BEST QUARTER              WORST QUARTER
               14.48%                    -11.90%
              (6/30/99)                 (9/30/99)

                                                                    PROSPECTUS 9

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.


                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      -1.14%      8.06%    10.60%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)             -11.71%      9.49%    12.12%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                    0.80%
Other Expenses                                              0.32%
                                                            -----
Total Annual Fund Operating Expenses                        1.12%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Value Income Stock Fund                 0.95%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $114            $356            $617          $1,363

10 PROSPECTUS

MORE INFORMATION ABOUT RISK AND FUND INVESTMENTS


[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
INTERNATIONAL EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

                                                                   PROSPECTUS 11
                                   THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS


[magnifier graphic omitted] INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2001, Trusco had approximately $45.5 billion in assets under management. For the fiscal period ended December 31, 2001, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 0.86%
   INTERNATIONAL EQUITY FUND                 0.53%
   VALUE INCOME STOCK FUND                   0.63%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience.

The International Equity Fund is managed by Mr. Chad Deakins, CFA. Mr. Deakins serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. Mr. Deakins has more than 7 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since October 1995. Mr. Riddick has more than 19 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. Mr. Lewis has more than 10 years of investment experience.

12 PROSPECTUS

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of each Fund.

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order in proper form (from your insurance company) before 4:00 p.m., Eastern time.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 13

                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

14 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.


For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods

                                                               NET REALIZED
                              NET ASSET            NET              AND        DISTRIBUTIONS
                                VALUE,         INVESTMENT       UNREALIZED        FROM NET       DISTRIBUTIONS        NET ASSET
                              BEGINNING          INCOME       GAINS (LOSSES)     INVESTMENT      FROM REALIZED       VALUE, END
                               OF PERIOD         (LOSS)       ON INVESTMENTS       INCOME        CAPITAL GAINS        OF PERIOD
                              ----------       ----------     --------------   -------------     -------------       ----------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------

2001................             $20.02          $(0.05)         $(1.27)           $   --            $(1.22)           $17.48
2000................              20.27            0.03            0.65             (0.03)            (0.90)            20.02
1999................              20.04            0.04            1.65             (0.04)            (1.42)            20.27
1998................              17.27            0.07            4.54             (0.08)            (1.76)            20.04
1997................              13.06            0.10            4.63             (0.10)            (0.42)            17.27
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2001................             $10.36          $   --          $(1.80)           $   --            $(0.01)           $ 8.55
2000................              13.93            0.08           (0.58)               --             (3.07)            10.36
1999................              13.05            0.03            1.11             (0.07)            (0.19)            13.93
1998................              11.87            0.10            1.17             (0.01)            (0.08)            13.05
1997................              10.16            0.03            1.68                --                --             11.87
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2001................             $13.06          $ 0.16          $(0.32)           $(0.20)           $   --            $12.70
2000................              13.23            0.26            0.98             (0.26)            (1.15)            13.06
1999................              15.08            0.29           (0.63)            (0.29)            (1.22)            13.23
1998................              15.21            0.27            1.02             (0.28)            (1.14)            15.08
1997................              12.41            0.28            3.02             (0.28)            (0.22)            15.21

                                                                                                         RATIO OF NET
                                                                      RATIO OF         RATIO OF           INVESTMENT
                                                                         NET           EXPENSES TO      INCOME (LOSS) TO
                                                       RATIO OF       INVESTMENT      AVERAGE NET         AVERAGE NET
                                       NET ASSETS,    EXPENSES TO    INCOME (LOSS)  ASSETS (EXCLUDING   ASSETS (EXCLUDING  PORTFOLIO
                             TOTAL       END OF        AVERAGE        TO AVERAGE      WAIVERS AND         WAIVERS AND      TURNOVER
                            RETURN+   PERIOD (000)    NET ASSETS      NET ASSETS     REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
                            -------   ------------    -----------    -------------  -----------------   -----------------  ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------

2001................        (5.34)%     $ 86,499          1.15%          (0.30)%           1.44%             (0.59)%           88%
2000................         3.07        101,964          1.15            0.17             1.38              (0.06)           105
1999................         8.73        134,072          1.15            0.20             1.36              (0.01)           168
1998................        28.97        105,560          1.15            0.43             1.41               0.17            219
1997................        36.54         61,877          1.15            0.70             1.60               0.25            196
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2001................       (17.40)%      $ 9,544          1.60%           0.25%            2.32%             (0.47)%           92%
2000................        (3.43)        11,972          1.60            0.64             2.08               0.16            126
1999................         8.81         18,268          1.60            0.42             1.99               0.03            207
1998................        10.80         18,926          1.60            0.63             2.07               0.16            129
1997................        16.84         13,847          1.60            0.41             2.93              (0.92)            99
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2001................        (1.14)%     $ 63,102          0.95%           1.20%            1.12%              1.03%            73%
2000................        10.43         67,594          0.95            2.01             1.06               1.90%            72
1999................        (3.00)       101,741          0.95            1.95             0.96               1.94             80
1998................         9.69         98,759          0.95            1.90             1.11               1.74             76
1997................        26.82         72,747          0.95            2.09             1.23               1.81            105

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

                                                                   PROSPECTUS

                                                                           NOTES

16 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2002, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST


                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                           SMALL CAP VALUE EQUITY FUND




                                   MAY 1, 2002




                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")


                                STI [LOGO OMITTED]


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, Growth and Income and Small Cap Value Equity Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2 CAPITAL APPRECIATION FUND

 4 GROWTH AND INCOME FUND

 6 SMALL CAP VALUE EQUITY FUND

 8 MORE INFORMATION ABOUT RISK

 8 MORE INFORMATION ABOUT FUND INVESTMENTS

 9 INVESTMENT ADVISER

 9 PORTFOLIO MANAGERS

10 PURCHASING AND SELLING FUND SHARES

11 DIVIDENDS AND DISTRIBUTIONS AND TAXES

12 FINANCIAL HIGHLIGHTS


BACK COVER  HOW TO OBTAIN MORE INFORMATION ABOUT THESTICLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------
[Briefcase graphic omitted] FUND SUMMARY

[Telescope graphic omitted] INVESTMENT STRATEGY

[Life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING?

[Bull's eye graphic omitted] PERFORMANCE INFORMATION

[Chart graphic omitted] WHAT IS AN INDEX?

[Coins graphic omitted] FUND EXPENSES

[Magnifer graphic omitted] INVESTMENT ADVISER

[Hand shake graphic omitted] HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------


MAY 1, 2002

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND


[Brief Case graphic omitted] FUND SUMMARY


INVESTMENT GOAL                    Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies with
                                   above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors who want the value of
                                   their investment to grow, but do not need
                                   to receive income on their investment
--------------------------------------------------------------------------------

[Telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[Life preserver graphic omitted] WHAT ARE THE RISKS OF
INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[Bull's eye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Graph Omitted]
[Plot Points Follow]


    1996         23.75%
    1997         36.54%
    1998         28.97%
    1999          8.73%
    2000          3.07%
    2001         -5.34%

            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                 (9/30/01)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500 Composite Index.

                                                     SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      -5.34%     13.31%    15.60%
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES
   OR EXPENSES)             -11.88%     10.70%    13.17%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/2/95. INDEX RETURNS PROVIDED FROM 9/30/95.


--------------------------------------------------------------------------------
[Chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.29%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.44%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Capital Appreciation Fund                 1.15%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $147            $456            $787          $1,724

4 PROSPECTUS

GROWTH AND INCOME FUND

[Briefcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of
                                            companies  with market
                                            capitalizations of at least $1
                                            billion with attractive
                                            valuation and/or above average
                                            earnings potential relative either
                                            to their sectors or the market as a
                                            whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking
                                            for capital appreciation potential
                                            and income with less volatility than
                                            the equity markets as a whole
--------------------------------------------------------------------------------

[Telescope graphic omitted] INVESTMENT STRATEGY



The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[Life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


[Bull's eye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[Graph Omitted]
[Plot Points Follow]

(2000)    9.32%
(2001)   -5.57%

            BEST QUARTER              WORST QUARTER
                8.77%                    -11.47%
             (12/31/01)                 (9/30/01)

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE S&P 500/BARRA Value Index.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND            -5.57%           1.60%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX
(REFLECTS NO DEDUCTION FOR FEES
OR EXPENSES)                     -11.71%          -3.22%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 12/30/99. INDEX RETURNS PROVIDED FROM 12/31/99.


[Chart graphic omitted] WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The S&P 500 Composite Index is a widely-recognized index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[Coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.90%
Other Expenses                                                         2.32%
                                                                       -----
Total Annual Fund Operating Expenses                                   3.22%
Fee Waivers and Expense Reimbursements                                (2.02)%
                                                                      ------
Net Expenses*                                                          1.20%
--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.20% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $803           $1,508         $3,382

6 PROSPECTUS

SMALL CAP VALUE EQUITY FUND


[Briefcase graphic omitted] FUND SUMMARY

--------------------------------------------------------------------------------
INVESTMENT GOALS
  PRIMARY                           Capital appreciation
  SECONDARY                         Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    U.S. small-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Attempts to identify undervalued
                                    small-cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors who primarily want
                                    the value of their investment to
                                    grow, but want to receive some
                                    income from their investment
--------------------------------------------------------------------------------


[Telescope graphic omitted] INVESTMENT STRATEGY


The Small Cap Value Equity Fund invests at least 80% of its net assets in common stocks of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.


[Life preserver graphic omitted] WHAT ARE THE RISKS OF INVESTING?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[Bull's eye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Graph Omitted]
[Plot Points Follow]


   1998       -12.18%
   1999        -4.78%

   2000        16.37%
   2001        21.48%

            BEST QUARTER              WORST QUARTER
               19.34%                    -20.97%
              (6/30/99)                 (9/30/98)

                                                                    PROSPECTUS 7

                                                    SMALL CAP VALUE EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE FRANK RUSSELL 2000 VALUE INDEX.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY
FUND                              21.48%           3.56%
--------------------------------------------------------------------------------
FRANK RUSSELL 2000 VALUE
INDEX (REFLECTS NO
DEDUCTION FOR FEES
OR EXPENSES)                      14.02%           7.45%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS 10/21/97. INDEX RETURNS PROVIDED FROM 10/31/97.


[Chart graphic omitted] WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Frank Russell 2000 Index with lower growth rates and price-to-book ratios.

[Coins graphic omitted] FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.76%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.91%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Small Cap Value Equity Fund                 1.20%

IN ADDITION, THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN FUND EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATING EXPENSES. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $194            $600           $1,032         $2,233

8 PROSPECTUS

MORE INFORMATION ABOUT RISK AND FUND INVESTMENTS


[Life preserver graphic omitted] MORE INFORMATION ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
SMALL CAP VALUE EQUITY FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

                                                                    PROSPECTUS 9

                                       INVESTMENT ADVISER AND PORTFOLIO MANAGERS


[Magnifer graphic omitted] INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2001, Trusco had approximately $45.5 billion in assets under management. For the fiscal period ended December 31, 2001, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 0.86%
   GROWTH AND INCOME FUND                    0.00%
   SMALL CAP VALUE EQUITY FUND               0.44%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience.

The Growth and Income Fund is managed by Mr. Jeffrey E. Markunas, CFA. Mr. Markunas has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in January 2000. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 19 years of investment experience.

The Small Cap Value Equity Fund is managed by Mr. Brett Barner, CFA. Mr. Barner has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in October 1997. Mr. Barner has more than 18 years of investment experience.

10 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of each Fund.

[Hand shake graphic omitted] HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order in proper form (from your insurance company) before 4:00 p.m., Eastern time.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 11

                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
SMALL CAP VALUE EQUITY FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

12 PROSPECTUS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods

                                                  NET REALIZED
                 NET ASSET            NET              AND        DISTRIBUTIONS
                   VALUE,         INVESTMENT       UNREALIZED        FROM NET       DISTRIBUTIONS        NET ASSET
                 BEGINNING          INCOME       GAINS (LOSSES)     INVESTMENT      FROM REALIZED       VALUE, END
                  OF PERIOD         (LOSS)       ON INVESTMENTS       INCOME        CAPITAL GAINS        OF PERIOD
                 ----------       ----------     --------------   -------------     -------------       ----------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------

2001........      $20.02           $(0.05)         $(1.27)       $   --                 $(1.22)           $17.48
2000........       20.27             0.03            0.65         (0.03)                 (0.90)            20.02
1999........       20.04             0.04            1.65         (0.04)                 (1.42)            20.27
1998........       17.27             0.07            4.54         (0.08)                 (1.76)            20.04
1997........       13.06             0.10            4.63         (0.10)                 (0.42)            17.27
--------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------
2001........      $10.86           $ 0.04          $(0.65)       $(0.04)                $   --            $10.21
2000........       10.00             0.07            0.86         (0.07)                    --             10.86
1999 (1)....       10.00               --              --            --                     --             10.00
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
2001........      $ 9.12           $ 0.12          $ 1.82        $(0.12)               $    --            $10.94
2000........        7.97             0.14            1.15         (0.14)                    --              9.12
1999........        8.48             0.10           (0.51)        (0.10)                    --              7.97
1998........        9.77             0.12           (1.30)        (0.11)                    --              8.48
1997 (2)....       10.00             0.03           (0.23)        (0.03)                    --              9.77




                                                                                                 RATIO OF NET
                                                               RATIO OF        RATIO OF           INVESTMENT
                                                                  NET          EXPENSES TO      INCOME (LOSS) TO
                                                RATIO OF       INVESTMENT     AVERAGE NET         AVERAGE NET
                               NET ASSETS,    EXPENSES TO    INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
                     TOTAL       END OF        AVERAGE        TO AVERAGE      WAIVERS AND         WAIVERS AND      TURNOVER
                    RETURN+   PERIOD (000)    NET ASSETS      NET ASSETS     REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
                    -------   ------------    -----------    -------------  -----------------   -----------------  ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------

2001........        (5.34)%      $ 86,499          1.15%           (0.30)%        1.44%               (0.59)%          88%
2000........         3.07         101,964          1.15             0.17          1.38                (0.06)          105
1999........         8.73         134,072          1.15             0.20          1.36                (0.01)          168
1998........        28.97         105,560          1.15             0.43          1.41                 0.17           219
1997........        36.54          61,877          1.15             0.70          1.60                 0.25           196
------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
2001........        (5.57)%       $ 4,278          1.20%            0.47%         3.22%               (1.55)%         27%
2000........         9.32           1,784          1.20             0.69          8.04                (6.15)           34
1999 (1)....           --              10          1.20               --          1.20                   --            --
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
2001........        21.48%       $ 13,775          1.20%            1.05%         1.91%                0.34%          55%
2000........        16.37          10,513          1.20             1.69          1.96                 0.93            72
1999........        (4.78)         11,047          1.20             1.23          1.83                 0.60            63
1998........       (12.18)         13,145          1.20             1.23          1.89                 0.54            49
1997 (2)....        (2.05)          7,563          1.20             1.62          2.66                 0.16             4



+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1999.  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON OCTOBER 22, 1997.  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

                                                                      PROSPECTUS

                                                                           NOTES

PROSPECTUS

NOTES

16 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2002, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                       STATEMENT OF ADDITIONAL INFORMATION


                           STI CLASSIC VARIABLE TRUST
                                   MAY 1, 2002


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Variable Trust (the "Trust") and should be read in conjunction with the Trust's prospectus dated May 1, 2002. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
                               MID-CAP EQUITY FUND
                            QUALITY GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                             VALUE INCOME STOCK FUND


This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.


                                TABLE OF CONTENTS
                                                                           PAGE
THE TRUST....................................................................B-2
ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS...................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................B-3
INVESTMENT LIMITATIONS......................................................B-11
INVESTMENT ADVISER..........................................................B-13
THE ADMINISTRATOR...........................................................B-15
THE DISTRIBUTOR.............................................................B-16
THE TRANSFER AGENT..........................................................B-16
THE CUSTODIAN...............................................................B-16
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-16
LEGAL COUNSEL...............................................................B-16
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-16
PERFORMANCE INFORMATION.....................................................B-20
COMPUTATION OF YIELD........................................................B-21
CALCULATION OF TOTAL RETURN.................................................B-21
PURCHASE AND REDEMPTION OF SHARES...........................................B-21
DETERMINATION OF NET ASSET VALUE............................................B-22
TAXES ......................................................................B-22
FUND TRANSACTIONS...........................................................B-24
DESCRIPTION OF SHARES.......................................................B-27
SHAREHOLDER LIABILITY.......................................................B-27
LIMITATION OF TRUSTEES' LIABILITY...........................................B-27
CODES OF ETHICS.............................................................B-28
5% AND 25% SHAREHOLDERS.....................................................B-28
EXPERTS ....................................................................B-30
FINANCIAL STATEMENTS........................................................B-30
APPENDIX ...................................................................A-1

THE TRUST


GENERAL. Each Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund currently offers Trust Class shares. Additional Funds and/or classes may be created from time to time. Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS

The Funds' respective investment objectives and principal investment strategies are described in the prospectus(es). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold most of their investments in short-term options and futures contracts, which are excluded for purposes of computing portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the hedging and investment activity of the Adviser, it is very difficult to estimate what the Fund's actual turnover rate will be in the future, although it is expected to be high. For the Funds' two most recently completed fiscal years ended December 31, 2000 and 2001, the portfolio turnover rate for each of the Funds was as follows:

-------------------------------------------------------------------------------
                        FUND                       PORTFOLIO TURNOVER RATE
-------------------------------------------------------------------------------
                                                  2000                 2001
-------------------------------------------------------------------------------
         Capital Appreciation Fund                105%                  88%
-------------------------------------------------------------------------------
         Growth and Income Fund                    34%                  27%
-------------------------------------------------------------------------------
         International Equity Fund                126%                  92%
-------------------------------------------------------------------------------
         Investment Grade Bond Fund               123%                 139%
-------------------------------------------------------------------------------
         Mid-Cap Equity Fund                      106%                  93%
-------------------------------------------------------------------------------
         Quality Growth Stock Fund                 30%                 101%
-------------------------------------------------------------------------------
         Small Cap Value Equity Fund               72%                  55%
-------------------------------------------------------------------------------
         Value Income Stock Fund                   72%                  73%
-------------------------------------------------------------------------------


DESCRIPTION OF PERMITTED INVESTMENTS


The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities,

typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this situation, neither Fund will purchase securities while borrowing represent more than 5% of its total assets.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.

     Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which the Profile Series may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage

Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

         1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

         2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

         3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

         4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

         7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

         8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.


NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.


1. No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


2. The International Equity Fund may not change its investment strategy to invest at least 80% of its net assets in common stocks and other equity securities of foreign companies without 60 days' prior notice to shareholders.

3. The Investment Grade Bond Fund may not change its investment strategy to invest at least 80% of its net assets in investment grade fixed income securities without 60 days' prior notice to shareholders.

4. The Mid-Cap Equity Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of companies with market capitalizations of $500 million to $10 billion without 60 days' prior notice to shareholders.

5. The Quality Growth Stock Fund may not change its investment strategy to invest at least 80% of its net assets in common stocks without 60 days' prior notice to shareholders.

6. The Small Cap Value Equity Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of companies with market capitalizations under $2 billion without 60 days' prior notice to shareholders.


INVESTMENT ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2001, Trusco had discretionary management authority with respect to approximately $45.5 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. For periods prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc. served as investment adviser to the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc., succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to two separate agreements (each an "Advisory Agreement," and, together, the "Advisory Agreements") with the Trust.


Under each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:


--------------------------------------------------------------------
                              FUND                FEES
--------------------------------------------------------------------
Capital Appreciation Fund                        1.15%
--------------------------------------------------------------------
Mid-Cap Equity Fund                              1.15%
--------------------------------------------------------------------
International Equity Fund                        1.25%
--------------------------------------------------------------------

Investment Grade Bond Fund                       0.74%
--------------------------------------------------------------------
Growth and Income Fund                           0.90%
--------------------------------------------------------------------
Quality Growth Stock Fund                        1.00%
--------------------------------------------------------------------
Small Cap Value Equity Fund                      1.15%
--------------------------------------------------------------------
Value Income Stock Fund                          0.80%
--------------------------------------------------------------------


The Adviser has voluntarily agreed to maintain the actual Total Operating Expenses of the Funds in the table below at certain "expense caps." This means that the Adviser will waive its fee or reimburse certain expenses of the Funds so that expenses do not exceed that cap. Because the Adviser's agreement to maintain an expense cap is voluntary, the Adviser may discontinue all or part if its waivers/reimbursements at any time.


--------------------------------------------------------------------
                           FUND                    FEES
--------------------------------------------------------------------
Capital Appreciation Fund                         1.15%
--------------------------------------------------------------------
Mid-Cap Equity Fund                               1.15%
--------------------------------------------------------------------
International Equity Fund                         1.60%
--------------------------------------------------------------------
Investment Grade Bond Fund                        0.75%
--------------------------------------------------------------------
Small Cap Value Equity Fund                       1.20%
--------------------------------------------------------------------
Value Income Stock Fund                           0.95%
--------------------------------------------------------------------


The Adviser has contractually agreed to maintain the actual Total Operating Expenses of the Funds in the table below at the following expense caps for a period of one year from the date of the prospectus:

--------------------------------------------------------------------
                          FUND                     FEES
--------------------------------------------------------------------
Growth and Income Fund                             1.20%
--------------------------------------------------------------------
Quality Growth Stock Fund                          1.30%
--------------------------------------------------------------------

In addition, if at any point before May 1, 2004 it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of any Fund and its expense cap to recapture any of its prior reimbursements.


For the period from commencement of operations to the fiscal years ended December 31, 2001, 2000, and 1999, the Trust paid the following advisory fees:


-------------------------------------------------------------------------------------------------------------------------------
                 FUND                                   FEES PAID                           FEES WAIVED OR REIMBURSED
-------------------------------------------------------------------------------------------------------------------------------
                                         2001           2000           1999           2001           2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund              $779,944       $1,066,391     $1,155,474     $262,235       $273,623      $252,384
-------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                 $0             $0             $0             $61,107        $62,916       $0
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund              $54,627        $95,601        $159,341       $75,198        $76,356       $72,652
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund             $30,339        $43,327        $64,785        $104,002       $93,227       $94,583
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                    $136,555       $212,238       $231,649       $110,349       $116,754      $99,773
-------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund              $0             $0             $0             $61,475        $62,749       $0
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund            $51,935        $38,110        $60,711        $85,173        $75,666       $73,184
-------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                $409,342       $502,589       $844,684       $107,469       $82,224       $8,317
-------------------------------------------------------------------------------------------------------------------------------


THE ADMINISTRATOR

GENERAL. The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage

Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, ..09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the period from commencement of operations to the fiscal years ended December 31, 2001, 2000, and 1999, the Funds paid the following administrative fees:

-------------------------------------------------------------------------------------------------------------------------------
                 FUND                               FEES PAID                                   FEES WAIVED
-------------------------------------------------------------------------------------------------------------------------------
                                       2001           2000          1999          2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             $62,500        $62,500        $62,500        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                $62,500        $62,500        $171           $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             $75,000        $75,000        $75,000        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund            $62,500        $62,500        $62,500        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                   $62,500        $62,500        $62,500        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund             $62,500        $62,500        $171           $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund           $62,500        $62,500        $62,500        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund               $62,500        $62,500        $62,500        $0             $0             $0
-------------------------------------------------------------------------------------------------------------------------------

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

THE TRANSFER AGENT


Federated Services Company, 5800 Corporate Drive, Pittsburgh, PA 15237-7010 serves as the transfer agent and dividend reimbursing agent for the Trust under a transfer agency agreement with the Trust.


THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds except the International Equity Fund. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

For the Fiscal Year ended December 31, 2001, Arthur Andersen LLP, 1601 Market Street, Philadelphia, Pa 19103, served as independent public acountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each of the Trust's nineteen funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS  GALLAGHER  (11/25/47)  -  Trustee -  President,  Genuine  Parts  Company
Wholesale  Distribution,   1970  to  the  present;  Director,  National  Service
Industries; Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997. President,

H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 to the present. Director, NCR; Director, Cox Communications.
JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.


RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board; Haverty Furniture Companies, 2001 to the present. Partner, King and Spaulding LLP (law firm), 1971 to 2000.
 --------------------
* Messrs. Courts and Ridley may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because his former law firm has a material business relationship with the parent to the Adviser.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met eleven times in the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Trust has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the most recently completed fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting , the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



----------------------------------------------------------------------------------------------------------------------------
NAME                          DOLLAR RANGE OF FUND SHARES (FUND)*                     AGGREGATE DOLLAR RANGE OF SHARES
                                                                                                 (ALL FUNDS)*
----------------------------------------------------------------------------------------------------------------------------
                       None (Capital Appreciation Fund)
Courts,                None (Growth and Income Fund)
Gallagher,             None (International Equity Fund)
Gooch, Ridley,         None (Investment Grade Bond Fund)                                             None
Robbins, and           None (Mid-Cap Equity Fund)
Walton                 None (Quality Growth Stock Fund)
                       None (Small Cap Value Equity Fund)
                       None (Value Income Stock Fund)
----------------------------------------------------------------------------------------------------------------------------
*      Valuation date is December 31, 2001.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

----------------------------------------------------------------------------------------------------------------------------------
 Name of Person and              Aggregate         Pension or Retirement     Estimated Annual     Total Compensation From the
   Position                     Compensation     Benefits Accrued as Part     Benefits Upon        Trust and Fund Complex*
                                                      of Fund Expenses          Retirement
----------------------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II, Trustee1
                                       $0                   N/A                     N/A         $0 for services on 2 boards
----------------------------------------------------------------------------------------------------------------------------------
Thomas Gallagher,                                                                               $35,500 for services on 2 boards
Trustee                              $2,000                 N/A                     N/A
----------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,                                                                               $34,500 for services on 2 boards
Trustee                              $2,000                 N/A                     N/A
----------------------------------------------------------------------------------------------------------------------------------
Wilton Looney,                                                                                  $19,000 for services on 2 boards
Trustee2                             $1,000                 N/A                     N/A
----------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley, Trustee1
                                       $0                   N/A                     N/A         $0 for services on 2 boards
----------------------------------------------------------------------------------------------------------------------------------
James Robbins,                                                                                  $34,500 for services on 2 boards
Trustee                              $2,000                 N/A                     N/A
----------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton,                                                                             $34,500 for services on 2 boards
Trustee                              $2,000                 N/A                     N/A
----------------------------------------------------------------------------------------------------------------------------------
 *       The Trust is one of two investment companies in the "Fund Complex," in addition to the STI Classic Funds.
(1)      Messrs. Courts and Ridley were appointed as Trustees on November 13, 2001.
(2)      Mr. Looney retired on August 21, 2001.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.


JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998. Associate, Battle Fowler L.L.P. (law firm), 1993 to 1995. Operations Manager, The Shareholder Services Group, Inc., 1986 to 1990.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads, 1997 to 1999. Associate, Richter, Miller & Finn, 1994 to 1997.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000. Associate, Dewey Ballantine (law firm), 1994 to 1995. Associate, Winston & Strawn (law firm), 1991 to 1994.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP, 1991 to 1999. Associate, Montgomery, McCracken, Walker & Rhoads, 1990 to 1991.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP, 1997 to 1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol, 1994 to 1997.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President & Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.


PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


For the 30-day period ended December 31, 2001, yields on the Funds were as follows:

-----------------------------------------------------------------
                       FUND                YIELD
-----------------------------------------------------------------
Capital Appreciation Fund                    --
-----------------------------------------------------------------
Growth and Income Fund                     0.53%
-----------------------------------------------------------------
International Equity Fund                    --
-----------------------------------------------------------------
Investment Grade Bond Fund                 4.54%
-----------------------------------------------------------------
Mid-Cap Equity Fund                          --
-----------------------------------------------------------------
Quality Growth Stock Fund                    --
-----------------------------------------------------------------
Small Cap Value Equity Fund                0.73%
-----------------------------------------------------------------
Value Income Stock Fund                    1.25%
-----------------------------------------------------------------


CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION. The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


HISTORICAL PERFORMANCE. The average annual total return for each of the Funds was as follows for the one-year, five-year, ten-year and since inception periods ended December 31, 2001.

----------------------------------------------------------------------------------------------------------------------------------
              FUND (INCEPTION DATE)                                           AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                        ONE YEAR            FIVE YEAR            TEN YEAR          SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (10/02/95)                     -5.34%               13.31%                 *                 15.60%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund (12/30/99)                        -5.57%                 *                    *                  1.60%
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund (11/07/96)                     -17.40%              2.36%                  *                  2.63%
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund (10/02/95)                     9.20%               6.33%                  *                  6.03%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund (10/02/95)                            2.72%               8.28%                  *                  9.70%
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund (12/30/99)                     -18.68%                *                    *                 -11.19%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund (10/21/97)                   21.48%                 *                    *                  3.56%
----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund (10/02/95)                       -1.14%               8.06%                  *                 10.60%
----------------------------------------------------------------------------------------------------------------------------------
* An asterisk  indicates  that the Fund had not  commenced  operations as of the period indicated.



PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day,

Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE


GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.


TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their Investors. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its Investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the statement of additional information for such Contract.

FEDERAL INCOME TAX

This discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on December 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' Federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

-----------------------------  --------------------------------------------------------------------------------------------
                                                   AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
           FUND                --------------------------------------------------------------------------------------------
                                           1999                         2000                                 2001
-----------------------------  --------------------------------------------------------------------------------------------
Capital Appreciation                    $429,902                     $319,382                             $188,479
-----------------------------  --------------------------------------------------------------------------------------------
Growth and Income                       $0                           $3,910                               $6,821
-----------------------------  --------------------------------------------------------------------------------------------
International Equity                    $192,192                     $91,321                              $58,178
-----------------------------  --------------------------------------------------------------------------------------------
Investment Grade Bond                   $624                         $372                                 $576
-----------------------------  --------------------------------------------------------------------------------------------
Mid-Cap Equity                          $75,935                      $68,788                              $36,195
-----------------------------  --------------------------------------------------------------------------------------------
Quality Growth Stock                    $0                           $2,047                               $4,378
-----------------------------  --------------------------------------------------------------------------------------------



-----------------------------------  ----------------------------------------------------------------------------------
                                                   AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                     ----------------------------------------------------------------------------------
             FUND                             1999                         2000                            2001
-----------------------------------  ----------------------------------------------------------------------------------
Small Cap Value Equity                    $39,661                      $42,730                         $33,660
-----------------------------------  ----------------------------------------------------------------------------------
Value Income Stock                        $220,679                     $218,158                        $143,341
-----------------------------------  ----------------------------------------------------------------------------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:



--------------------------------------------------------------------------------------------------------------------------------
                 FUND                  TOTAL DOLLAR AMOUNT OF BROKERAGE       TOTAL DOLLAR AMOUNT OF TRANSACTIONS INVOLVING
                                      COMMISSIONS FOR RESEARCH SERVICES        BROKERAGE COMMISSIONS FOR RESEARCH SERVICES
-------------------------------  -----------------------------------------  ----------------------------------------------------
Capital Appreciation                              $1,437,722                                  $1,390,944,866
-------------------------------  -----------------------------------------  ----------------------------------------------------
Growth and Income                                 $1,418                                      $808,975
-------------------------------  -----------------------------------------  ----------------------------------------------------
International Equity                              $56,960                                     $878,716,475
-------------------------------  -----------------------------------------  ----------------------------------------------------
Investment Grade Bond                             $0                                          $0
-------------------------------  -----------------------------------------  ----------------------------------------------------
Mid-Cap Equity                                    $24,422                                     $13,299,561
-------------------------------  -----------------------------------------  ----------------------------------------------------
Quality Growth Stock                              $0                                          $0
-------------------------------  -----------------------------------------  ----------------------------------------------------
Small Cap Value Equity                            $28,718                                     $8,871,176
-------------------------------  -----------------------------------------  ----------------------------------------------------
Value Income Stock                                $86,548                                     $51,100,951
-------------------------------  -----------------------------------------  ----------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal period ended December 31, 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

----------------------------------------------------------------------------------------------------------------------------------
      FUND           AGGREGATE DOLLAR AMOUNT OF BROKERAGE        PERCENTAGE OF TOTAL BROKERAGE      PERCENTAGE OF TOTAL BROKERAGE
                    COMMISSIONS PAID TO AFFILIATED BROKERS       COMMISSIONS PAID TO AFFILIATED     TRANSACTIONS EFFECTED THROUGH
                                                                            BROKERS                       AFFILIATED BROKERS
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
                        2001         2000          1999           2001        2000        1999        2001        2000       1999
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 Capital
 Appreciation         $1,699       $3,542        $4,708          0.90%       1.11%      1.10%        24.85%      9.84%     3.70%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 Growth and
 Income                  $75          $28            $0          1.10%       0.71%         0%        48.23%     30.01%        0%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 International
 Equity                   --           $0            $0            --           0%         0%           --          0%        0%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 Investment
 Grade Bond*            $576         $372          $624           100%        100%       100%        52.69%     71.34%      100%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 Mid-Cap
 Equity                 $524         $521          $752          1.45%       0.76%      1.00%        19.93%     26.33%    26.06%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------
 Quality
 Growth Stock            $26          $23            $0          0.60%       1.12%         0%         8.86%      3.98%        0%
-----------------  -----------------------------------------  -----------------------------------  -------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                     AGGREGATE DOLLAR AMOUNT OF BROKERAGE    PERCENTAGE OF TOTAL BROKERAGE       PERCENTAGE OF TOTAL BROKERAGE
                    COMMISSIONS PAID TO AFFILIATED BROKERS   COMMISSIONS PAID TO AFFILIATED      TRANSACTIONS EFFECTED THROUGH
       FUND                                                             BROKERS                         AFFILIATED BROKERS
-----------------  ---------------------------------------  ---------------------------------  -----------------------------------
                       2001          2000          1999        2001        2000        1999         2001        2000       1999
-----------------  ---------------------------------------  ---------------------------------  -----------------------------------
Small Cap Value
Equity                $  211        $  215       $  124       0.63%       0.50%        0.31%       19.02%      15.56%     15.04%
-----------------  ---------------------------------------  ---------------------------------  -----------------------------------
Value Income
Stock                 $2,204        $3,158       $5,561       1.54%       1.45%        2.52%       19.48%      19.96%     16.97%
-----------------  ---------------------------------------  ---------------------------------  -----------------------------------

* For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its"regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of December 31, 2001, the STI Classic Variable Trust Capital

Appreciation Fund held $702,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Value Income Stock Fund held $677,000 of Morgan Stanley Dean Witter common stock, $892,000 of JP Morgan Chase common stock and $4,051,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Mid-Cap Equity Fund held $269,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Investment Grade Bond Fund held $307,000 par value of Morgan Stanley Dean Witter notes, $208,000 of Donaldson, Lufkin & Jeanrette notes, $259,000 of Salomon Smith Barney notes and $813,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Small Cap Value Equity Fund held $995,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Growth and Income Fund held $73,000 of JP Morgan Chase common stock, $78,000 of Merrill Lynch common stock and $215,000 of repurchase agreements with Morgan Stanley Dean Witter, the STI Classic Variable Trust Quality Growth Stock Fund held $9,000 of JP Morgan Chase common stock and $40,000 of repurchase agreements with Morgan Stanley Dean Witter.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS


The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the Securities and Exchange Commission, and are available to the public.


5% AND 25% SHAREHOLDERS

As of April 8, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.


------------------------------------------------------------------------------------------------------------------------------
         NAME OF FUND                     NAME AND ADDRESS OF SHAREHOLDER               ACCOUNT SHARE       PERCENT OF TOTAL
                                                                                           BALANCE               SHARES
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             Glenbrook Life and Annuity Company                4,757,898.8420           98.19%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                Glenbrook Life and Annuity Company                 362,651.6390            78.46%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                Glenbrook Life and Annuity Company                 362,652.4390            78.45%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                Transamerica Life Insurance Company                99,551.4930             21.54%
                                      4333 Edgewood Road NE
                                      Cedar Rapids, IA  52499-0001
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
             NAME OF FUND                 NAME AND ADDRESS OF SHAREHOLDER               ACCOUNT SHARE        PERCENT OF TOTAL
                                                                                           BALANCE                SHARES
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             Glenbrook Life and Annuity Company                  960,744.0610             88.39%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             Lincoln Benefit Life Co.                            121,337.1220             11.16%
                                      Variable
                                      2940 S 84th Street
                                      Lincoln, NE  68506-4142
------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund            Glenbrook Life and Annuity Company                 1,845,520.1220            96.70%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                   Glenbrook Life and Annuity Company                 1,969,829.4480            99.61%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                 Glenbrook Life and Annuity Company                  724,454.5730             55.90%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                 Allstate Life Insurance Company                     529,596.1020             40.86%
                                      Attn: Deborah Bukowy
                                      Investment Operations Equity Unit
                                      3075 Sanders Road, Suite G4A
                                      Northbrook, IL  60062-7127
------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund             Glenbrook Life and Annuity Company                 213,292.4830             95.71%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund               Glenbrook Life and Annuity Company                 4,554,699.1460            95.90%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
             NAME OF FUND                     NAME AND ADDRESS OF SHAREHOLDER            ACCOUNT SHARE      PERCENT OF TOTAL
                                                                                           BALANCE              SHARES
------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund               Glenbrook Life and Annuity Company                 9,554,639.1460            35.90%
                                      Attn: Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
------------------------------------------------------------------------------------------------------------------------------

EXPERTS

The financial statements incorporated by reference in this Statement of Additional Information for the fiscal year ended December 31, 2001 have been audited by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in their report with respect thereto, and are incorporated by reference in reliance upon the authority of said firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements for the STI Classic Variable Trust's fiscal year ended December 31, 2001, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 2001 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              - Leading market positions in well-established industries.

              - High rates of return on funds employed.

              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              - Broad  margins  in  earnings  coverage  of fixed  financial charges  and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

              - Source of Payment - the more dependent the  issue  is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                           STI CLASSIC VARIABLE TRUST
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 12

ITEM 23.  EXHIBITS:


(a) Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950130-00-002300 on April 25, 2000.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.
(c)      Not applicable.
(d)(1) Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated August 18, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 2, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated December 30, 1999, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 25, 2000.
(d)(3) Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated October 22, 1997, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 25, 2000.
(e) Distribution Agreement between the Registrant and SEI Financial Services Company, dated August 18, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated August 18, 1995, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(g)(2) Custody Agreement with Bank of New York is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-018468 on August 21, 1996.
(g)(3) Third Amendment to Custodian Agreement dated October 10, 1996, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(g)(4) Fourth Amendment to Custodian Agreement dated May 6, 1997, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(5) Amendment to Custody Agreement with Bank of New York with respect to the International Equity Fund is filed herewith.
(g)(6) Foreign Custody Manager Agreement between the Registrant and Bank of New York relating to the Variable Annuity International Equity Fund is filed herewith.

(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation, dated August 18, 1995, as amended November 9, 1997, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001047469-98-008284 on March 2, 1998.

(h)(2) Form of Participation Agreement among the Registrant, SEI Financial Services Company, Glenbrook Life and Annuity Company, dated October 2, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(h)(3) Agreement for Shareholder Recordkeeping between the Registrant and Federated Services Company, dated August 2, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(h)(4) Amended Schedule to the Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 19, 1996, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(h)(5) Amended Schedule to the Administration Agreement between the Registrant and SEI Investments Mutual Funds Services dated March 1, 1999, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-017375 on April 30, 1999.
(i)      Opinion of Counsel is filed herewith.
(j) Consent of Arthur Andersen LLP, independent public accountants is filed herewith.
(k)      Not applicable.
(l)      Not applicable.
(m)      Not applicable.
(n)      Not applicable.

(o)(1) Powers of Attorney are incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.
(o)(2) Powers of Attorney for Richard W. Courts, II and Clarence H. Ridley are filed herewith.

(p)(1) Code of Ethics for STI Classic Variable Trust is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 35 to the STI Classic Fund's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to STI Classic Funds' Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(P)(3) Code of Ethics for Trusco Capital Management is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 35 to STI Classic Funds' Registration Statement filed with the SEC via EDGAR Accession No.0000935069-00-000528 on September 22, 2000.

--------------------------------

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------------------------------------
TRUSCO CAPITAL MANAGEMENT, INC.

James M. Wells                                                 SunTrust Banks, Inc.                   Vice-Chairman
Director

William H. Rogers                                              SunTrust Banks, Inc.             Executive Vice President
Director

Douglas S. Phillips                                                     --                                 --
President/CEO/Director

Paul L. Robertson, III                                                  --                                 --
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                                  --                                 --
Executive Vice President

G. Bradley Ball                                                   SunTrust Bank                 Executive Vice President
Executive Vice President

Robert J. Rhodes                                                        --                                 --
Executive Vice President

Rebekah R. Alley                                                        --                                 --
Vice President

David C. Anderson                                                 SunTrust Bank                      Vice President
Vice President

Charles B. Arrington                                                    --                                 --
Vice President

Frances J. Aylor                                                        --                                 --
Vice President

Brett L. Barner                                                         --                                 --
Vice President

James N. Behre                                                          --                                 --
Vice President



                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY


William Bellamy                                                         --                                 --
Vice President

Richard M. Bemis                                                  SunTrust Bank                      Vice President
Vice President

Theresa N. Benson                                                 SunTrust Bank                      Vice President
Vice President

Edward E. Best                                                          --                                 --
Managing Director

Gordon Boardway                                                   SunTrust Bank                      Vice President
Vice President

Noel Crissman Boggan                                                    --                                 --
Vice President

Robert S. Bowman                                                        --                                 --
Managing Director

Casey C. Brogdon                                                        --                                 --
Managing Director

Daniel Bromstad                                                         --                                 --
Vice President

William B. Buie                                                         --                                 --
Vice President

Carrie Ann Callahan                                               SunTrust Bank                      Vice President
Vice President

George E. Calvert, Jr.                                                  --                                 --
Vice President

Ann Caner                                                         SunTrust Bank                      Vice President
Vice President

Gay B. Cash                                                   SunTrust Bank, Atlanta              First Vice President
Vice President

Denise E. Claridy                                                       --                                 --
Vice President

Shane Coldren                                                           --                                 --
Vice President

Jennifer M. Constine                                                    --                                 --
Vice President





                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

Robert W. Corner                                                        --                                 --
Vice President

J. Chadwick Deakins                                                     --                                 --
Vice President

L. Earl Denney                                                          --                                 --
Managing Director

James R. Dillon, Jr.                                                    --                                 --
Managing Director

Louis Joseph Douglass, IV                                               --                                 --
Vice President

Martin J. Duffy                                                         --                                 --
Vice President

Mary Durkin                                                             --                                 --
Vice President

Bob M. Farmer                                                     SunTrust Bank                      Vice President
Managing Director

Douglas J. Farmer                                                       --                                 --
Vice President

James P. Foster                                                         --                                 --
Vice President

Holly Freeman                                                     SunTrust Bank                      Vice President
Vice President

Mark D. Garfinkel                                                       --                                 --
Vice President

Alan M. Gayle                                                           --                                 --
Managing Director

Eunice Gillespie                                                  SunTrust Bank                      Vice President
Vice President

Frank P. Giove                                                          --                                 --
Vice President

Steven Elliott Gordon                                             SunTrust Bank                      Vice President
Vice President

Brian Gupton                                                      SunTrust Bank                      Vice President
Vice President




                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

Neil L. Halpert                                                         --                                 --
Vice President

Melvin E. Hamilton                                                SunTrust Bank                      Vice President
Managing Director

John M. Hamlin                                                          --                                 --
Vice President

Peter P. Hardy                                                          --                                 --
Vice President

David Hatter                                                      SunTrust Bank                      Vice President
Vice President

Edward Hugh Head                                                        --                                 --
Vice President

Ken Hessel                                                              --                                 --
Vice President

Kristin R. Hildebrand                                                   --                                 --
Vice President

Michael Todd Hill                                                       --                                 --
Vice President

Michael J. Honsharuk                                                    --                                 --
Vice President

Michael A. Jenacova                                                     --                                 --
Vice President

Christopher A. Jones                                                    --                                 --
Managing Director

Christine Y. Keefe                                                SunTrust Bank                      Vice President
Vice President

Alan S. Kelley                                                          --                                 --
Vice President

Christian G. Koch                                                       --                                 --
Vice President

James E. Kofron                                                         --                                 --
Vice President




                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

Thomas Krahe                                                      SunTrust Bank                   Senior Vice President
Managing Director

Wayne G. Larochelle                                               SunTrust Bank                      Vice President
Managing Director

Kurt Laubinger                                                    SunTrust Bank                      Vice President
Vice President

Charles B. Leonard                                                      --                                 --
Managing Director

Daniel J. Lewis                                                         --                                 --
Vice President

William Longan                                                          --                                 --
Vice President

Jennifer J. Love                                                  SunTrust Bank                      Vice President
Vice President

Kimberly C. Maichle                                                     --                                 --
Vice President

James B. Mallory                                                  SunTrust Bank                      Vice President
Vice President

Jeffrey E. Markunas                                                     --                                 --
Managing Director

Robert Preston Martin                                             SunTrust Bank                      Vice President
Vice President

James G. McKinley, III                                            SunTrust Bank                      Vice President
Vice President

John N. Michie                                                          --                                 --
Vice President

R. Douglas Mitchell                                                     --                                 --
Vice President

Kurt T. Momand                                                          --                                 --
Managing Director

Peter T. Montgomery                                                     --                                 --
Vice President

Elizabeth T. Morrison                                                   --                                 --
Vice President




                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

Jonathan C. Mote                                                        --                                 --
Vice President

Timothy James Nash                                                SunTrust Bank                      Vice President
Vice President

Robert Neinken                                                    SunTrust Bank                   Senior Vice President
Managing Director

Harold F. Nelson                                                        --                                 --
Managing Director

Steven A. Noone                                                         --                                 --
Managing Director

Stuart L. Oglesby                                                 SunTrust Bank                      Vice President
Vice President

Agnes G. Pampush                                                        --                                 --
Managing Director

Christopher Paolella                                              SunTrust Bank                   Senior Vice President
Managing Director

Patrick Paparelli                                                       --                                 --
Managing Director

Sheri L. Paquette                                                       --                                 --
Vice President

Ty Parrish                                                        SunTrust Bank                      Vice President
Vice President

Elliott A. Perny                                                        --                                 --
Managing Director

James Phebus Jr.                                                        --                                 --
Vice President

Gary Plourde                                                      SunTrust Bank                   Senior Vice President
Managing Director

Elizabeth G. Pola                                                       --                                 --
Managing Director

Neil J. Powers                                                          --                                 --
Managing Director

Joe E. Ransom                                                           --                                 --
Managing Director




                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

Lori A. Ravo                                                            --                                 --
Vice President

Boyce G. Reid                                                           --                                 --
Vice President

Mills A. Riddick                                                        --                                 --
Managing Director

Josie C. Rosson                                                         --                                 --
Vice President

James L. Savage                                                         --                                 --
Vice President

Marc H. Schneidau                                                       --                                 --
Vice President

Ronald H. Schwartz                                                      --                                 --
Managing Director

J. Michael Shamburger                                             SunTrust Bank                      Vice President
Vice President

Garrett P. Smith                                                        --                                 --
Managing Director

George D. Smith, Jr.                                                    --                                 --
Vice President

E. Dean Speer                                                           --                                 --
Vice President

Celia S. Stanley                                                        --                                 --
Vice President

Ellen Spong                                                       SunTrust Bank                      Vice President
Managing Director

John H. Stebbins                                                        --                                 --
Managing Director

Chad K. Stephens                                                        --                                 --
Vice President

E. Sonny Surkin                                                         --                                 --
Vice President

Hubert Swecker                                                    SunTrust Bank                      Vice President
Vice President



                                                                                                 CONNECTION WITH OTHER
NAME                                                          NAME OF OTHER COMPANY                      COMPANY

William F. Tarry                                                        --                                 --
Vice President

Howard Udis                                                       SunTrust Bank                      Vice President
Vice President

Mark Valle                                                        SunTrust Bank                      Vice President
Vice President

Ary C. Velasco                                                    SunTrust Bank                      Vice President
Vice President

Jeff Vogelbacker                                                        --                                 --
Managing Director

Joseph Walsh                                                      SunTrust Bank                      Vice President
Vice President

Darren C. Weems                                                         --                                 --
Vice President

David E. West                                                           --                                 --
Managing Director

Elizabeth Wilson                                                        --                                 --
Managing Director

William L. Wilson, Jr.                                                  --                                 --
Vice President

Donald Wordell                                                          --                                 --
Vice President

Natalie Wright                                                          --                                 --
Vice President

Stephen M. Yarbrough                                                    --                                 --
Managing Director

David S. Yealy                                                          --                                 --
Managing Director


ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                           July 15, 1982
         SEI Liquid Asset Trust                           November 29, 1982
         SEI Tax Exempt Trust                             December 3, 1982
         SEI Index Funds                                  July 10, 1985
         SEI Institutional Managed Trust                  January 22, 1987
         SEI Institutional International Trust            August 30, 1988
         The Advisors' Inner Circle Fund                  November 14, 1991
         STI Classic Funds                                May 29, 1992
         The Arbor Fund                                   January 28, 1993
         Bishop Street Funds                              January 27, 1995
         SEI Asset Allocation Trust                       April 1, 1996
         SEI Institutional Investments Trust              June 14, 1996
         HighMark Funds                                   February 15, 1997
         Armada Funds                                     March 8, 1997
         Expedition Funds                                 June 9, 1997
         Oak Associates Funds                             February 27, 1998
         The Nevis Fund, Inc.                             June 29, 1998
         CNI Charter Funds                                April 1, 1999
         The Armada Advantage Fund                        May 1, 1999
         Amerindo Funds Inc.                              July 13, 1999
         iShares Inc.                                     January 28, 2000
         SEI Insurance Products Trust                     March 29, 2000
         iShares Trust                                    April 25, 2000
         Pitcairn Funds                                   August 1, 2000
         First Focus Funds, Inc.                          October 1, 2000
         JohnsonFamily Funds, Inc.                        November 1, 2000

         The MDL Funds                                    January 24, 2001
         Causeway Capital Management Trust                September 20, 2001


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                  Positions and Offices
Name                       With Underwriter                                     With Registrant
----                       ----------------                                     ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                  --
Richard B. Lieb            Director, Executive Vice President                            --
Carmen V. Romeo            Director                                                      --
Mark J. Held               President & Chief Operating Officer                           --
Dennis J. McGonigle        Executive Vice President                                      --
Robert M. Silvestri        Chief Financial Officer & Treasurer                           --
Todd Cipperman             Senior Vice President & General Counsel                       --
Carl A. Guarino            Senior Vice President                                         --
Jack May                   Senior Vice President                                         --
Kevin P. Robins            Senior Vice President                                         --
Patrick K. Walsh           Senior Vice President                                         --

                           Position and Office                                  Positions and Offices
Name                       With Underwriter                                     With Registrant
----                       ----------------                                     ---------------

Wayne M. Withrow           Senior Vice President                                         --
Robert Aller               Vice President                                                --
John D. Anderson           Vice President & Managing Director                            --
Timothy D. Barto           Vice President & Assistant Secretary                          --
Robert Crudup              Vice President & Managing Director                            --
Richard A. Deak            Vice President & Assistant Secretary                          --
Scott W. Dellorfano        Vice President & Managing Director                            --
Barbara Doyne              Vice President                                                --
Jeff Drennen               Vice President                                                --
Scott C. Fanatico          Vice President & Managing Director                            --
Vic Galef                  Vice President & Managing Director                            --
Steven A. Gardner          Vice President & Managing Director                            --
Lydia A. Gavalis           Vice President & Assistant Secretary                          --
Greg Gettinger             Vice President & Assistant Secretary                          --
Kathy Heilig               Vice President                                                --

Jeff Jacobs                Vice President                                                --
Bridget Jensen             Vice President                                                --
Samuel King                Vice President                                                --

John Kirk                  Vice President & Managing Director                            --
Kim Kirk                   Vice President & Managing Director                            --

John Krzeminski            Vice President & Managing Director                            --
Karen LaTourette           Secretary                                                     --
Alan H. Lauder             Vice President                                                --

Paul Lonergan              Vice President & Managing Director                            --
Ellen Marquis              Vice President                                                --
Christine M. McCullough    Vice President & Assistant Secretary                          --
Carolyn McLaurin           Vice President & Managing Director                            --
Mark Nagle                 Vice President                                                --
Joanne Nelson              Vice President                                                --
Rob Redican                Vice President                                                --
Maria Rinehart             Vice President                                                --
Steve Smith                Vice President                                                --
Daniel Spaventa            Vice President                                                --

Kathryn L. Stanton         Vice President                                                --
Sherry K. Vetterlein       Vice President & Assistant Secretary                          --
Lori L. White              Vice President & Assistant Secretary                          --

William E. Zitelli, Jr.    Vice President & Assistant Secretary                          --


Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

         The Bank of New York                         SunTrust Banks, Inc.
         One Wall Street                              Park Place
         New York, NY  10286                          P.O. Box 105504
         (International Equity Fund)                  Atlanta, GA  30348

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, GA  30303

Item 29.  Management Services:  None

Item 30.  Undertakings:   None

                                     NOTICE


           A copy of the Agreement and Declaration of Trust for STI Classic Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to Registration

Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of April, 2002.



                                By:            *
                                   --------------------------------------------
                                     James R. Foggo, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                 *                             Trustee            April 26, 2002
----------------------------------------
       F. Wendell Gooch

                 *
----------------------------------------       Trustee            April 26, 2002
       Jonathan T. Walton

                 *
----------------------------------------       Trustee            April 26, 2002
       James O. Robbins

                 *
----------------------------------------       Trustee            April 26, 2002
       Thomas Gallagher

*                *
----------------------------------------       Trustee            April 26, 2002
       Richard W. Courts, II

                 *
----------------------------------------       Trustee            April 26, 2002
       Clarence H. Ridley

                 *
----------------------------------------       President          April 26, 2002
       James R. Foggo

                 *
----------------------------------------       Treasurer & Chief  April 26, 2002
       Jennifer Spratley                       Financial Officer



* By: /s/ Todd B. Cipperman
    ----------------------------------------
    Todd B. Cipperman, With Power of Attorney

                                  EXHIBIT INDEX

Number          Exhibit
------          -------
EX-99.A         Agreement and Declaration of Trust of the Registrant is
                incorporated herein by reference to Exhibit (a) of
                Post-Effective Amendment No. 9 to the Registrant's Registration
                Statement filed with the SEC via EDGAR Accession No.
                0000950130-00-002300 on April 25, 2000.
EX-99.B         Amended and Restated By-Laws, as approved by the Board of
                Trustees on August 15, 2000, are incorporated herein by
                reference to Exhibit (b) of Post-Effective Amendment No. 10 to
                the Registrant's Registration Statement filed with the SEC via
                EDGAR Accession No. 0000935069- 01-000085 on February 21, 2001.
EX-99.C         Not applicable.
EX-99.D1        Investment Advisory Agreement between the Registrant and STI
                Capital Management, N.A., dated August 18, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No.
                1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057- 96-005898 on April 2, 1996.
EX-99.D2        Investment Advisory Agreement between the Registrant and Trusco
                Capital Management, Inc., dated December 30, 1999, is
                incorporated herein by reference to Exhibit (d)(2) of
                Post-Effective Amendment No. 9 to the Registrant's Registration
                Statement filed with the SEC via EDGAR Accession No.
                0000912057-96-005898 on April 25, 2000.
EX-99.D3        Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated October
                22, 1997, is incorporated herein by reference to Exhibit (d)(3)
                of Post-Effective Amendment No. 9 to the Registrant's
                Registration Statement filed with the SEC via EDGAR Accession
                No. 0000912057-96-005898 on April 25, 2000.
EX-99.E         Distribution Agreement between the Registrant and SEI Financial
                Services Company, dated August 18, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via
                EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
EX-99.F         Not applicable.
EX-99.G1        Custodian Agreement between the Registrant and SunTrust Bank,
                Atlanta, dated August 18, 1995, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the
                Registrant's Registration Statement filed with the SEC via EDGAR
                Accession No.0000912057-96-005898 on April 2, 1996.
EX-99.G2        Custody Agreement with Bank of New York is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-018468 on August 21, 1996.
EX-99.G3        Third Amendment to Custodian Agreement dated October 10, 1996, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Registration
                Statement filed with the SEC via EDGAR Accession No.
                0001047469-98-008284 on March 2, 1998.
EX-99.G4        Fourth Amendment to Custodian Agreement dated May 6, 1997, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Registration
                Statement filed with the SEC via EDGAR Accession No.
                0001047469-98-008284 on March 2, 1998.

EX-99.G5 Amendment to Custody Agreement with Bank of New York with respect to the International Equity Fund is filed herewith.
EX-99.G6 Foreign Custody Manager Agreement between the Registrant and Bank of New York relating to the Variable Annuity International Equity Fund is filed herewith.

EX-99.H1 Administration Agreement between the Registrant and SEI Financial Management Corporation, dated August 18, 1995, as amended November 9, 1997, is incorporated herein by reference to
                Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
EX-99.H2 Form of Participation Agreement among the Registrant, SEI Financial Services Company, Glenbrook Life and Annuity Company, dated October 2, 1995, is incorporated herein by reference to
                Exhibit 6 of

                Post-Effective Amendment No. 1 to the Registrant's
                Registration Statement filed with the SEC via EDGAR Accession
                No.0000912057-96-005898 on April 2, 1996.
EX-99.H3        Agreement for Shareholder Recordkeeping between the Registrant and Federated Services Company, dated August 2, 1995, is
                incorporated herein by reference to Exhibit 6 of Post-Effective
                Amendment No. 1 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on
                April 2, 1996.
EX-99.H4        Amended Schedule to the Administration Agreement between the
                Registrant and SEI Financial Management Corporation dated August
                19, 1996, is incorporated herein by reference to Exhibit 9(a) of
                Post-Effective Amendment No. 5 to the Registrant's Registration
                Statement filed with the SEC via EDGAR Accession No.
                0001047469-98-008284 on March 2, 1998.
EX-99.H5        Amended Schedule to the Administration Agreement between the
                Registrant and SEI Investments Mutual Funds Services dated March
                1, 1999, is incorporated herein by reference to Exhibit (h)(6)
                of Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement filed with the SEC via EDGAR Accession
                No. 0001047469-99-017375 on April 30, 1999.
EX-99.I         Opinion of Counsel is filed herewith.
EX-99.J         Consent of Arthur Andersen LLP, independent public accountants is filed herewith.
EX-99.K         Not applicable.
EX-99.L         Not applicable.
EX-99.M         Not applicable.
EX-99.N         Not applicable.

EX-99.O(1)      Powers of Attorney are incorporated herein by reference to
                Exhibit (o) of Post-Effective Amendment No. 10 to the
                Registrant's Registration Statement filed with the SEC via EDGAR
                Accession No. 0000935069-01-000085 on February 21, 2001.
EX-99.O1(2)     Powers of Attorney for Richard W. Courts, II and Clarence H.
                Ridley are filed herewith.

EX-99.P1 Code of Ethics for STI Classic Variable Trust is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 35 to the STI Classic Fund's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P2 Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to STI Classic Funds' Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P3 Code of Ethics for Trusco Capital Management is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 35 to STI Classic Funds' Registration Statement filed with the SEC via EDGAR Accession No.0000935069-00-000528 on September 22, 2000.